Related Party Transactions (Details)							6 Months Ended
	Mar. 02, 2023 USD ($)	Mar. 02, 2023 ILS (₪)	Feb. 28, 2022 USD ($)	Feb. 28, 2022 ILS (₪)	Mar. 03, 2021 USD ($)	Mar. 03, 2021 ILS (₪)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 02, 2023 ILS (₪)
Related Party Transactions [Line Items]
Outstanding amount	$ 1,088,250	₪ 3,480,305.88					$ 895,529
Long term liabilities							317,405	$ 589,468
Short term liabilities							$ 578,124	$ 498,781
Compensation expense					$ 54	₪ 195
Increase (decrease) in deferred compensation			$ 97	₪ 350
Mr. Gottlieb [Member]
Related Party Transactions [Line Items]
Due from parties	$ 317,371								₪ 1,020,347